Capital Management and Risk Policies - Summary of Regulatory Capital (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of regulatory capital [abstract]
Core Capital	$ 36,584,326	$ 22,581,424
Tier 1 Common Capital	41,863,969	26,244,839
Deductible Items	(5,279,643)	(3,663,415)
Additional Tier 1 Capital	0	0
Supplementary Capital	12,745,132	6,947,945
Tier 2 Capital	12,745,132	6,947,945
Deductible Items	0	0
Computable Regulatory Capital (R.P.C.)	$ 49,329,458	$ 29,529,369